Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Disclosure Of Cash And Cash Equivalents Balances Components [Text Block]
Cash and cash equivalent balances are detailed as follows:

	As of December 31, 2022	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$	ThCh$
Cash on hand	239,542	182,491	320,274
Bank balances	179,097,293	68,131,885	80,767,977
Cash	179,336,835	68,314,376	81,088,251
Time deposits	389,303,495	54,890,333	106,109,299
Securities purchased under resale agreements	12,115,866	109,332,901	179,357,487
Investments in mutual funds	16,325,479	33,030,515	19,194,583
Short term investments classified as cash equivalents	28,441,345	142,363,416	198,552,070
Cash equivalents	417,744,840	197,253,749	304,661,369
Overnight deposits	-	-	10,639,396
Total	597,081,675	265,568,125	396,389,016

Disclosure Of Cash And Cash Equivalents Currency Composition [Text Block]
The composition of cash and cash equivalents by currency as of December 31, 2022, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	77,160	2,553	-	9,494	-	-	150,335	-	239,542
Bank balances	34,284,961	135,390,795	555,639	2,982,055	1,170,848	2,681,005	532,059	1,499,931	179,097,293
Cash	34,362,121	135,393,348	555,639	2,991,549	1,170,848	2,681,005	682,394	1,499,931	179,336,835
Time deposits	1,702,165	387,601,330	-	-	-	-	-	-	389,303,495
Securities purchased under resale agreements	12,115,866	-	-	-	-	-	-	-	12,115,866
Investments in mutual funds	-	-	-	16,325,479	-	-	-	-	16,325,479
Short term investments classified as cash equivalents	12,115,866	-	-	16,325,479	-	-	-	-	28,441,345
Cash equivalents	13,818,031	387,601,330	-	16,325,479	-	-	-	-	417,744,840
Total	48,180,152	522,994,678	555,639	19,317,028	1,170,848	2,681,005	682,394	1,499,931	597,081,675
The composition of cash and cash equivalents by currency as of December 31, 2021, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	62,430	3,524	-	10,256	-	-	106,281	-	182,491
Bank balances	48,562,230	8,248,242	2,495,431	3,266,761	1,498,157	1,264,251	318,107	2,478,706	68,131,885
Cash	48,624,660	8,251,766	2,495,431	3,277,017	1,498,157	1,264,251	424,388	2,478,706	68,314,376
Time deposits	16,257,047	24,073,959	-	14,559,327	-	-	-	-	54,890,333
Securities purchased under resale agreements	109,332,901	-	-	-	-	-	-	-	109,332,901
Investments in mutual funds	-	-	-	33,030,515	-	-	-	-	33,030,515
Short term investments classified as cash equivalents	109,332,901	-	-	33,030,515	-	-	-	-	142,363,416
Cash equivalents	125,589,948	24,073,959	-	47,589,842	-	-	-	-	197,253,749
Total	174,214,608	32,325,725	2,495,431	50,866,859	1,498,157	1,264,251	424,388	2,478,706	265,568,125

The composition of cash and cash equivalents by currency as of December 31, 2020, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	83,672	3,702	-	13,683	-	26,056	193,161	-	320,274
Bank balances	63,009,146	7,026,213	862,011	2,474,235	1,213,256	2,508,234	3,227,494	447,388	80,767,977
Cash	63,092,818	7,029,915	862,011	2,487,918	1,213,256	2,534,290	3,420,655	447,388	81,088,251
Time deposits	92,915,729	4,621,188	-	8,572,382	-	-	-	-	106,109,299
Securities purchased under resale agreements	179,353,248	4,239	-	-	-	-	-	-	179,357,487
Investments in mutual funds	-	-	-	19,194,583	-	-	-	-	19,194,583
Short term investments classified as cash equivalents	179,353,248	4,239	-	19,194,583	-	-	-	-	198,552,070
Cash equivalents	272,268,977	4,625,427	-	27,766,965	-	-	-	-	304,661,369
Overnight deposits	-	10,639,396	-	-	-	-	-	-	10,639,396
Total other cash and cash equivalents	-	10,639,396	-	-	-	-	-	-	10,639,396
Total	335,361,795	22,294,738	862,011	30,254,883	1,213,256	2,534,290	3,420,655	447,388	396,389,016

Disclosure Of Short term Deposits Classified As Cash Equivalents [Text Block]
The composition of time deposits is detailed as follows:

As of December 31, 2022:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Citibank - New York	12-19-2022	01-19-2023	USD	214,295,932	0.39
Scotia Corredora de Bolsa Chile S.A.	12-27-2022	01-03-2023	CLP	1,702,165	0.96
Sumitomo Mitsui Banking Corporation - New York	11-03-2022	01-03-2023	USD	43,316,249	0.35
Sumitomo Mitsui Banking Corporation - New York	12-27-2022	01-26-2023	USD	129,989,149	0.37
Total				389,303,495
As of December 31, 2021:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco BBVA - Argentina	12-23-2021	01-21-2022	ARS	4,142,029	0.03
Banco de Chile	12-29-2021	01-05-2022	USD	5,490,491	0.02
Banco de Chile	12-23-2021	01-04-2022	CLP	3,502,613	0.03
Banco de Chile	12-29-2021	01-13-2022	CLP	4,750,887	0.03
Banco Macro - Argentina	12-13-2021	01-12-2022	ARS	1,255,315	0.03
Banco Patagonia - Argentina	12-16-2021	01-17-2022	ARS	3,338,315	0.03
Banco Patagonia - Argentina	12-28-2021	01-27-2022	ARS	2,476,161	0.03
Banco Santander - Chile	12-27-2021	01-04-2022	CLP	8,003,547	0.03
Banco Santander - Chile	12-27-2021	01-27-2022	USD	6,757,670	0.02
Banco Santander - Chile	12-29-2021	01-27-2022	USD	11,825,798	0.02
Banco Santander Río - Argentina	12-13-2021	01-12-2022	ARS	3,347,507	0.03
Total				54,890,333

As of December 31, 2020:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco Bice - Chile	11-30-2020	01-18-2021	CLP	599,924	0.02
Banco Bice - Chile	12-01-2020	02-16-2021	CLP	500,562	0.02
Banco Bice - Chile	12-21-2020	01-05-2021	CLP	171,656	0.02
Banco Consorcio - Chile	11-30-2020	01-11-2021	CLP	1,199,904	0.02
Banco de Chile	11-30-2020	02-22-2021	CLP	1,036,848	0.02
Banco de Chile	11-30-2020	01-20-2021	CLP	599,916	0.02
Banco de Chile	12-29-2020	01-05-2021	USD	3,554,760	0.05
Banco de Chile	12-29-2020	01-05-2021	USD	1,066,428	0.05
Banco de Chile	12-29-2020	01-05-2021	CLP	2,750,018	0.01
Banco de Crédito e Inversiones - Chile	12-03-2020	01-07-2021	CLP	4,001,080	0.03
Banco de Crédito e Inversiones - Chile	12-03-2020	01-12-2021	CLP	2,970,653	0.03
Banco de Crédito e Inversiones - Chile	12-04-2020	02-02-2021	CLP	3,035,095	0.03
Banco de Crédito e Inversiones - Chile	12-11-2020	02-09-2021	CLP	4,005,434	0.03
Banco de Crédito e Inversiones - Chile	12-11-2020	02-19-2021	CLP	4,000,760	0.03
Banco del Estado de Chile	12-01-2020	01-07-2021	CLP	349,981	0.02
Banco del Estado de Chile	12-01-2020	01-07-2021	CLP	1,599,915	0.02
Banco del Estado de Chile	12-01-2020	01-07-2021	CLP	150,770	0.02
Banco del Estado de Chile	12-02-2020	03-02-2021	CLP	3,203,525	0.02
Banco del Estado de Chile	12-14-2020	03-12-2021	CLP	2,998,561	0.02
Banco del Estado de Chile	12-28-2020	01-07-2021	CLP	599,968	0.02
Banco del Estado de Chile	12-28-2020	01-04-2021	CLP	5,160,074	0.01
Banco Galicia - Argentina	12-22-2020	01-21-2021	ARS	4,264,230	0.03
Banco Itaú - Chile	12-18-2020	03-18-2021	CLP	5,003,388	0.04
Banco Itaú - Chile	12-22-2020	02-19-2021	CLP	4,002,133	0.04
Banco Patagonia - Argentina	12-11-2020	01-11-2021	ARS	4,308,152	0.03
Banco Santander - Chile	10-23-2020	01-21-2021	CLP	3,002,365	0.02
Banco Santander - Chile	11-26-2020	01-11-2021	CLP	5,001,133	0.02
Banco Santander - Chile	11-26-2020	01-25-2021	CLP	5,001,133	0.02
Banco Santander - Chile	12-04-2020	02-02-2021	CLP	5,000,867	0.02
Banco Security - Chile	11-26-2020	01-22-2021	CLP	5,001,133	0.02
Banco Security - Chile	12-29-2020	03-29-2021	CLP	3,953,938	0.03
Scotiabank Chile	11-26-2020	02-23-2021	CLP	4,928,234	0.02
Scotiabank Chile	11-26-2020	02-24-2021	CLP	5,074,166	0.02
Scotiabank Chile	12-16-2020	02-15-2021	CLP	7,972,555	0.02
Scotiabank Chile	12-24-2020	03-24-2021	CLP	40,040	0.03
Total				106,109,299

Disclosure Of Composition Of Financial Instruments Under Repurchase Agreement Commitments [Text Block]
The composition of securities purchased under resale agreements is detailed as follows:

As of December 31, 2022:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
Banchile Corredores de Bolsa S.A.	Banco Itaú Corpbanca - Chile	12-30-2022	01-03-2023	CLP	1,000,300	0.90
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Bice - Chile	12-22-2022	01-12-2023	CLP	802,280	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-29-2022	01-03-2023	CLP	699,139	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-29-2022	01-05-2023	CLP	349,569	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-27-2022	01-03-2023	CLP	1,859,195	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-27-2022	01-03-2023	CLP	143,338	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-22-2022	01-12-2023	CLP	501,425	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-22-2022	01-12-2023	CLP	1,486,457	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-22-2022	01-12-2023	CLP	519,243	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2022	01-03-2023	CLP	1,304	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2022	01-05-2023	CLP	652	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-27-2022	01-03-2023	CLP	426,919	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-27-2022	01-03-2023	CLP	5,447	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-27-2022	01-03-2023	CLP	168,394	0.95
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-30-2022	01-03-2023	CLP	797,417	0.96
Scotia Corredora de Bolsa Chile S.A.	Banco Estado de Chile	12-30-2022	01-03-2023	CLP	503,000	0.96
Scotia Corredora de Bolsa Chile S.A.	Banco Estado de Chile	12-30-2022	01-05-2023	CLP	2,500,800	0.96
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-22-2022	01-12-2023	CLP	350,987	0.94
Total					12,115,866
(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

As of December 31, 2021:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Bice - Chile	12-27-2021	01-04-2022	CLP	500,213	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-28-2021	01-06-2022	CLP	7,397,112	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-27-2021	01-04-2022	CLP	6,992,381	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-28-2021	01-06-2022	CLP	133,547	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-28-2021	01-06-2022	CLP	2,500,800	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2021	01-06-2022	CLP	298,203	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-28-2021	01-06-2022	CLP	3,086,710	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2021	01-06-2022	CLP	3,207,336	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-24-2021	01-04-2022	CLP	3,502,532	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-27-2021	01-04-2022	CLP	900,384	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2021	01-06-2022	CLP	2,995,176	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-30-2021	01-11-2022	CLP	500,055	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-27-2021	01-04-2022	CLP	500,213	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-28-2021	01-06-2022	CLP	1,500,480	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-28-2021	01-06-2022	CLP	2,000,640	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-28-2021	01-06-2022	CLP	66,161	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-27-2021	01-04-2022	CLP	1,200,512	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-30-2021	01-06-2022	CLP	2,500,275	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-28-2021	01-06-2022	CLP	319,990	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-30-2021	01-04-2022	CLP	1,000,110	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-30-2021	01-06-2022	CLP	2,500,275	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-28-2021	01-06-2022	CLP	1,500,480	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-28-2021	01-06-2022	CLP	1,500,480	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-30-2021	01-04-2022	CLP	1,000,110	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-30-2021	01-11-2022	CLP	1,000,110	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-27-2021	01-04-2022	CLP	3,011,885	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-30-2021	01-06-2022	CLP	7,000,770	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-27-2021	01-04-2022	CLP	300,128	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-28-2021	01-06-2022	CLP	10,003,200	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-27-2021	01-04-2022	CLP	400,171	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-24-2021	01-04-2022	CLP	1,272,246	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-30-2021	01-06-2022	CLP	2,977,040	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-24-2021	01-04-2022	CLP	446,271	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-28-2021	01-06-2022	CLP	4,723,523	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-24-2021	01-04-2022	CLP	1,284,900	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Bice - Chile	12-30-2021	01-06-2022	CLP	1,980,643	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-30-2021	01-06-2022	CLP	2,387,785	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Consorcio - Chile	12-29-2021	01-06-2022	CLP	1,500,320	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-28-2021	01-06-2022	CLP	2,778,877	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Consorcio - Chile	12-30-2021	01-06-2022	CLP	4,667,502	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Central de Chile	12-24-2021	01-04-2022	CLP	999,477	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-23-2021	01-04-2022	CLP	2,502,133	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-24-2021	01-04-2022	CLP	2,501,808	0.30
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-30-2021	01-06-2022	CLP	4,996,985	0.30
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-30-2021	01-06-2022	CLP	2,992,312	0.30
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-28-2021	01-06-2022	CLP	2,000,640	0.30
Total					109,332,901
(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

As of December 31, 2020:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BanChile Corredores de Bolsa S.A. - Chile	Banco Central de Chile	12-30-2020	01-04-2021	CLP	12,198,902	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco Central de Chile	12-30-2020	01-04-2021	CLP	799,928	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco Central de Chile	12-30-2020	01-04-2021	CLP	3,499,685	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco Central de Chile	12-30-2020	01-04-2021	CLP	1,799,838	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco Central de Chile	12-30-2020	01-04-2021	CLP	849,924	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco Central de Chile	12-30-2020	01-04-2021	CLP	5,000,000	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco de Chile	12-30-2020	01-04-2021	CLP	301,140	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco de Chile	12-30-2020	01-04-2021	CLP	75	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco de Chile	12-30-2020	01-04-2021	CLP	327	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco de Chile	12-30-2020	01-04-2021	CLP	168	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco de Chile	12-30-2020	01-04-2021	CLP	79	0.01
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-24-2020	01-05-2021	CLP	598,213	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-30-2020	01-05-2021	CLP	1,497,373	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-30-2020	01-21-2021	CLP	1,546,802	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-24-2020	01-05-2021	CLP	897,320	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-24-2020	01-05-2021	CLP	997,022	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-28-2020	01-05-2021	CLP	25,177,686	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-30-2020	01-05-2021	CLP	2,553,682	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-24-2020	01-05-2021	CLP	897,320	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-30-2020	01-07-2021	CLP	1,989,442	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-24-2020	01-05-2021	CLP	498,511	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-30-2020	01-07-2021	CLP	598,291	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2020	01-05-2021	CLP	2,642	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2020	01-05-2021	CLP	246,346	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2020	01-07-2021	CLP	10,578	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2020	01-14-2021	CLP	667,953	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2020	01-07-2021	CLP	1,715	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-30-2020	01-21-2021	CLP	453,218	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-28-2020	01-14-2021	CLP	1,500,045	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-28-2020	01-05-2021	CLP	4,823,214	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-30-2020	01-14-2021	CLP	2,000,020	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2020	01-14-2021	CLP	7,832,132	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2020	01-21-2021	CLP	1,200,012	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-24-2020	01-05-2021	CLP	1,815	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-17-2020	01-05-2021	CLP	900,084	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-24-2020	01-05-2021	CLP	2,722	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-24-2020	01-05-2021	CLP	3,025	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-24-2020	01-05-2021	CLP	2,722	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-24-2020	01-05-2021	CLP	1,512	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-30-2020	01-14-2021	CLP	8,400,084	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-17-2020	01-05-2021	CLP	5,000,000	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-30-2020	01-14-2021	CLP	1,000,010	0.03
BASA - Paraguay	BASA - Paraguay	10-19-2020	01-18-2021	USD	4,239	0.02
Scotia Corredora de Bolsa Chile S.A.	Banco Consorcio - Chile	12-29-2020	01-14-2021	CLP	11,525,797	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-29-2020	01-07-2021	CLP	4,793,536	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-29-2020	01-07-2021	CLP	20,639,190	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-29-2020	01-14-2021	CLP	5,031,227	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-29-2020	01-07-2021	CLP	37,761	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-29-2020	01-14-2021	CLP	12,085,681	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-29-2020	01-07-2021	CLP	3,530,093	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-29-2020	01-14-2021	CLP	1,995,032	0.03
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-29-2020	01-14-2021	CLP	9,363,062	0.03
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-29-2020	01-07-2021	CLP	14,000,280	0.03
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-29-2020	01-14-2021	CLP	600,012	0.03
Total					179,357,487
(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

Disclosure Of Acquisition Of Business Payments [Text Block]
Payments for business acquisitions are detailed as follows:

	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Total disbursement per business acquisition
Other payments to acquire interests in joint Ventures and associates (1)	(36,465,915)	(5,791,718)	(19,287,372)
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control (2)	(438,105)	(12,207,458)	(86,912)
Cash flows used to obtain control of subsidiaries or other businesses (3)	-	-	(1,028,076)

(1)	See Note 16 – Investments accounted for using equity method numbers (2) and (3) for 2022 and numeral (2) for 2021 and 2020.
(2)	See Note 1 – General Information, letter C, number (4) for 2022, numers (3) and (4) for 2021 and number (18) for 2020.
(3)	See Note 15 – Business combinations letter a).